Material Non-Controlling Interest	12 Months Ended
Feb. 28, 2022
Disclosure of non-controlling interests [text block] [Abstract]
MATERIAL NON-CONTROLLING INTEREST

29. MATERIAL NON-CONTROLLING INTEREST

On April 21, 2021, the Group acquired the remaining 31.9% equity interest in Cartrack, increasing its ownership from 68.1% to 100%. Reinvestment scheme was offered to the minority shareholders of Cartrack by exchanging a fixed number of Karooooo shares for a fixed number of Cartrack Shares (see Note 1).

The carrying amount of Cartrack’s net assets in the Group’s consolidated financial statements on the date of acquisition was ZAR 435.1 million. Subsequent to the acquisition of the remaining 31.9% stake in Cartrack, there is no material non-controlling interest as at February 28, 2022.

The following table summarizes the information relating to the Group’s subsidiary that has a material NCI, before intra-group eliminations as at February 28, 2021:

Cartrack Holdings Proprietary Limited
Figures in Rand thousands	As of February 28, 2021

NCI percentage	31.9%
Principal place of business	South Africa

Revenue	2,290,543
Profit for the year after tax	542,338
Other comprehensive income	(12,942)
Total comprehensive income	529,396

Profit attributable to NCI	179,237
Other comprehensive income attributable to NCI	(8,094)
Total comprehensive income attributable to NCI	171,143

Non-current assets	1,588,204
Current assets	453,576
Current liabilities	(533,914)
Non-current liabilities	(198,430)
Net assets	1,309,436
Net assets attributable to NCI	427,133

Cash flows from operating activities	955,309
Cash flows from investing activities	(517,691)
Cash flows from financing activities	(500,629)
Net (decrease) in cash and cash equivalents	(63,011)

Dividends paid to NCI	(145,859)